TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY

Merrill Lynch Life Variable Annuity

Separate Account A

Supplement Dated March 28, 2011

to the

Prospectus For

RETIREMENT PLUS (Dated May 1, 2010)

Merrill Lynch Life Variable Annuity

Separate Account B

Supplement Dated March 28, 2011

to the

Prospectus For

RETIREMENT PLUS (Dated May 1, 2010)

TRANSAMERICA ADVISORS LIFE

INSURANCE COMPANY OF

NEW YORK

ML of New York Variable Annuity

Separate Account A

Supplement Dated March 28, 2011

to the

Prospectus For

RETIREMENT PLUS (Dated May 1, 2008)

ML of New York Variable Annuity

Separate Account B

Supplement Dated March 28, 2011

to the

Prospectus For

RETIREMENT PLUS (Dated May 1, 2008)

This supplement describes a change regarding the variable annuity contracts listed above issued by Transamerica Advisors Life Insurance Company and Transamerica Advisors Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective May 1, 2011, the Merrill Lynch Retirement Plus Advisor® (“RPA”) program is no longer available.